TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ (11,475)	$ 20,247	$ 28,203
Foreign	4,467	3,619	2,678
Income (loss) before taxes on income	$ (7,008)	$ 23,866	$ 30,881